Share Capital (Tables)	12 Months Ended
Jan. 31, 2022
Notes Tables
Schedule of common shares outstanding

The following table sets forth the common shares outstanding (number of shares in thousands):

	January 31,	January 31,	January 31,
(thousands of shares)	2022	2021	2020
Balance, beginning of year	84,494	84,156	76,865
Shares issued:
Stock options and share units exercised	262	338	95
Issuance of common shares	—	—	6,900
Acquisitions (Note 3)	—	—	296
Balance, end of year	84,756	84,494	84,156